Sales of Advances and MSRs - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Agency Mortgage Servicing Rights [Member]
Related Party Transaction [Line Items]
UPB of Agency MSRs sold	$ 87,600.0
NRZ transactions relating to the rights to MSRs, UPB	89,000.0
NRZ [Member]
Related Party Transaction [Line Items]
Outstanding servicing advances	$ 5,100.0
Period from sale of tranche of rights to mortgage servicing rights that apportionment of fees is subject to re-negotiation	8 years
Liquidating damages paid	$ 2.2
HLSS [Member]
Related Party Transaction [Line Items]
Outstanding servicing advances		$ 6,100.0
NRZ transactions relating to the rights to MSRs, UPB			$ 119,700.0	$ 82,700.0